Insurance Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Insurance Contracts [Abstract]
Disclosure of amounts arising from insurance contracts
Changes in the provision for losses and loss adjustment expenses for the years ended December 31 were as follows:

	2019	2018
Provision for losses and loss adjustment expenses – January 1	29,081.7	28,610.8
Decrease in estimated losses and expenses for claims occurring in the prior years	(166.5)	(462.7)
Losses and expenses for claims occurring in the current year(1)	11,927.5	11,165.8
Paid on claims occurring during:
the current year	(2,830.3)	(2,474.6)
the prior years	(7,733.7)	(7,566.3)
Acquisitions of subsidiaries and reinsurance transactions(2)	44.0	564.6
Liabilities associated with assets held for sale (note 23)	(1,830.8)	—
Foreign exchange effect and other	8.3	(755.9)
Provision for losses and loss adjustment expenses – December 31	28,500.2	29,081.7

(1)
Includes in 2019 the first quarter 2019 reinsurance transaction and excludes in 2018 the gain of $103.7 related to the Part VII transfer component of the RiverStone (UK) acquisition transactions, both of which are described in the paragraphs below.

(2)	Includes in 2018 gross insurance contract liabilities assumed of $553.2 related to the Part VII transfer component of the RiverStone (UK) acquisition transactions described in the second paragraph
The estimated fair value of the company's insurance and reinsurance contracts is as follows:

	December 31, 2019		December 31, 2018
	Fair value	Carrying value	Fair value	Carrying value
Insurance contracts	35,248.0	35,722.6	34,560.2	35,353.9
Ceded reinsurance contracts	8,049.4	8,518.5	7,276.2	7,749.9
The following is an analysis of the changes which have occurred in the company's provision for losses and loss adjustment expenses related to U.S. asbestos exposure on a gross and net basis for the years ended December 31:

	2019		2018
	Gross	Net	Gross	Net
Provision for asbestos claims and loss adjustment expenses - January 1	1,217.9	995.3	1,292.1	1,033.3
Losses and loss adjustment expenses incurred	135.4	114.8	138.6	114.3
Losses and loss adjustment expenses paid	(164.0)	(138.4)	(233.2)	(170.1)
Provisions for asbestos claims assumed during the year, at December 31(1)	—	—	20.4	17.8
Liabilities associated with assets held for sale (note 23)	(114.7)	(111.2)	—	—
Provision for asbestos claims and loss adjustment expenses - December 31	1,074.6	860.5	1,217.9	995.3

(1)	Comprised primarily of the reinsurance component of the RiverStone (UK) acquisition transactions.
Changes in the provision for unearned premiums for the years ended December 31 were as follows:

	2019	2018
Provision for unearned premiums – January 1	6,272.2	5,951.7
Gross premiums written	17,511.2	15,528.3
Less: gross premiums earned	(16,611.0)	(15,001.4)
Acquisitions of subsidiaries (note 23)	53.6	5.9
Liabilities associated with assets held for sale (note 23)	(6.0)	—
Foreign exchange effect and other	2.4	(212.3)
Provision for unearned premiums - December 31	7,222.4	6,272.2
The loss development table below shows the provision for losses and loss adjustment expenses at the end of each calendar year, the cumulative payments made in respect of those reserves in subsequent years and the re-estimated amount of each calendar year's provision for losses and loss adjustment expenses as at December 31, 2019.

	Calendar year
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Provision for losses and loss adjustment expenses	16,049.3	17,232.2	19,648.8	19,212.8	17,749.1	19,816.4	19,481.8	28,610.8	29,081.7	28,500.2
Less: CTR Life(1)	25.3	24.2	20.6	17.9	15.2	14.2	12.8	8.7	8.0	7.0
	16,024.0	17,208.0	19,628.2	19,194.9	17,733.9	19,802.2	19,469.0	28,602.1	29,073.7	28,493.2
Cumulative payments as of:
One year later	3,355.9	3,627.6	4,323.5	4,081.1	3,801.6	4,441.4	4,608.0	7,564.0	7,732.0
Two years later	5,441.4	6,076.7	7,153.1	6,787.6	6,364.5	7,283.6	7,631.4	12,081.3
Three years later	7,063.1	7,920.3	9,148.0	8,775.5	8,172.7	9,466.5	9,655.9
Four years later	8,333.3	9,333.4	10,702.8	10,212.4	9,561.8	10,914.2
Five years later	9,327.0	10,458.7	11,783.3	11,354.4	10,496.4
Six years later	10,202.6	11,263.6	12,729.6	12,123.4
Seven years later	10,823.4	12,030.0	13,335.1
Eight years later	11,442.7	12,558.1
Nine years later	11,853.3

Reserves re-estimated as of:
One year later	15,893.8	17,316.4	19,021.2	18,375.6	16,696.4	19,169.3	19,343.1	27,580.6	28,974.3
Two years later	15,959.7	17,013.6	18,529.4	17,475.0	16,269.2	18,973.6	18,804.8	27,565.9
Three years later	15,705.6	16,721.0	17,820.5	17,307.9	16,114.0	18,502.5	18,752.8
Four years later	15,430.4	16,233.9	17,735.5	17,287.2	15,938.9	18,469.1
Five years later	15,036.2	16,269.6	17,830.5	17,203.5	16,049.6
Six years later	15,099.0	16,331.8	17,791.8	17,340.1
Seven years later	15,252.1	16,340.6	17,931.9
Eight years later	15,279.7	16,535.1
Nine years later	15,447.7

Favourable development	576.3	672.9	1,696.3	1,854.8	1,684.3	1,333.1	716.2	1,036.2	99.4

Favourable development comprised of:
Effect of foreign currency translation	239.4	240.8	559.4	471.1	255.3	(216.2)	(190.8)	428.0	(66.6)
Favourable loss reserve development	336.9	432.1	1,136.9	1,383.7	1,429.0	1,549.3	907.0	608.2	166.0
	576.3	672.9	1,696.3	1,854.8	1,684.3	1,333.1	716.2	1,036.2	99.4

(1)
Guaranteed minimum death benefit retrocessional business written by Compagnie Transcontinentale de Réassurance ("CTR Life"), a wholly owned subsidiary of the company that was transferred to Wentworth and placed into run-off in 2002.

	December 31, 2019			December 31, 2018
	Gross	Ceded	Net	Gross	Ceded	Net
Provision for unearned premiums	7,222.4	1,583.7	5,638.7	6,272.2	1,290.8	4,981.4
Provision for losses and loss adjustment expenses	28,500.2	6,934.8	21,565.4	29,081.7	6,459.1	22,622.6
Total insurance contract liabilities	35,722.6	8,518.5	27,204.1	35,353.9	7,749.9	27,604.0

Current	15,023.9	3,715.8	11,308.1	14,086.5	3,489.5	10,597.0
Non-current	20,698.7	4,802.7	15,896.0	21,267.4	4,260.4	17,007.0
	35,722.6	8,518.5	27,204.1	35,353.9	7,749.9	27,604.0

Disclosure of sensitivity to insurance risk
The table that follows illustrates the potential impact of interest rate fluctuations on the fair value of the company's insurance and reinsurance contracts:

	December 31, 2019		December 31, 2018
Change in interest rates	Fair value of insurance contracts	Fair value of reinsurance contracts	Fair value of insurance contracts	Fair value of reinsurance contracts
100 basis point increase	34,240.4	7,836.5	33,539.0	7,074.1
100 basis point decrease	36,343.0	8,285.1	35,686.3	7,494.8